Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Energy Portfolio
September 30, 2024
VNR-NPRT3-1124
1.807722.120
Common Stocks - 98.6%
	Shares	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	15,830	581,911
CANADA - 12.8%
Energy - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
Canadian Natural Resources Ltd	667,660	22,170,587
Cenovus Energy Inc	1,609,400	26,917,541
Imperial Oil Ltd (a)	90,500	6,367,019
Suncor Energy Inc (a)	177,120	6,537,639

TOTAL CANADA		61,992,786
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (b)	45,700	691,082
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	270,200	1,303,255
UNITED ARAB EMIRATES - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Shelf Drilling Ltd (a)(b)(c)(d)	240,173	397,824
UNITED KINGDOM - 3.3%
Energy - 3.3%
Energy Equipment & Services - 3.3%
Subsea 7 SA	28,500	460,464
TechnipFMC PLC	585,026	15,345,232

TOTAL UNITED KINGDOM		15,805,696
UNITED STATES - 81.9%
Energy - 78.7%
Energy Equipment & Services - 11.8%
Halliburton Co	143,920	4,180,876
Liberty Energy Inc Class A	124,700	2,380,523
National Energy Services Reunited Corp (b)	922,055	8,713,420
Noble Corp PLC	66,200	2,392,468
Oceaneering International Inc (a)(b)	131,900	3,280,353
Patterson-UTI Energy Inc	38,469	294,287
Schlumberger NV	578,049	24,249,156
Tidewater Inc (b)	14,900	1,069,671
Valaris Ltd (a)(b)	186,800	10,414,100
		56,974,854
Oil, Gas & Consumable Fuels - 66.9%
Antero Resources Corp (b)	232,260	6,654,249
Cheniere Energy Inc	118,990	21,399,162
Chevron Corp	171,569	25,266,967
Chord Energy Corp	19,515	2,541,438
ConocoPhillips	138,709	14,603,284
Devon Energy Corp	20,140	787,876
Diamondback Energy Inc	85,000	14,654,000
Energy Transfer LP	1,022,130	16,405,187
EOG Resources Inc	19,902	2,446,553
Exxon Mobil Corp	1,027,725	120,469,925
Hess Corp	96,400	13,091,120
Marathon Petroleum Corp	141,076	22,982,691
Northern Oil & Gas Inc	31,350	1,110,103
Occidental Petroleum Corp	327,770	16,893,266
Occidental Petroleum Corp warrants 8/3/2027 (b)	11,000	326,920
Ovintiv Inc	233,260	8,936,191
Permian Resources Corp Class A	178,100	2,423,941
Phillips 66	40,132	5,275,351
Range Resources Corp	189,960	5,843,170
SM Energy Co	42,770	1,709,516
Targa Resources Corp	18,900	2,797,389
Valero Energy Corp	126,920	17,138,008
		323,756,307
Industrials - 0.8%
Machinery - 0.8%
Chart Industries Inc (a)(b)	32,700	4,059,377
Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
Vistra Corp	97,729	11,584,796
TOTAL UNITED STATES		396,375,334
TOTAL COMMON STOCKS (Cost $279,051,094)		477,147,888

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $21,507,198)	4.89	21,505,047	21,507,198

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $300,558,292)	498,655,086
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(14,596,902)
NET ASSETS - 100.0%	484,058,184

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $397,824 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,824 or 0.1% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	556,366	48,824,874	49,380,886	38,331	(354)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	5,445,626	181,669,168	165,607,596	16,563	-	-	21,507,198	0.1%
Total	6,001,992	230,494,042	214,988,482	54,894	(354)	-	21,507,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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